Quarterly Holdings Report
for
Fidelity® Large Cap Stock K6 Fund
January 31, 2026
LCSK6-NPRT3-0426
1.9883969.108
Common Stocks - 96.8%
	Shares	Value ($)
BELGIUM - 1.3%
Health Care - 1.3%
Pharmaceuticals - 1.3%
UCB SA	5,768	1,746,195
CANADA - 1.9%
Energy - 1.6%
Oil, Gas & Consumable Fuels - 1.6%
Athabasca Oil Corp (c)	24,293	142,548
Imperial Oil Ltd (b)	20,101	2,030,842
TOTAL ENERGY		2,173,390
Industrials - 0.3%
Aerospace & Defense - 0.3%
Bombardier Inc Class B (c)	3,083	526,667
TOTAL CANADA		2,700,057
FRANCE - 0.4%
Consumer Staples - 0.1%
Beverages - 0.1%
Pernod Ricard SA	2,247	199,974
Industrials - 0.3%
Aerospace & Defense - 0.3%
Airbus SE	1,341	307,022
TOTAL FRANCE		506,996
GERMANY - 0.5%
Information Technology - 0.5%
Software - 0.5%
SAP SE ADR	3,296	662,628
ITALY - 0.1%
Consumer Staples - 0.1%
Beverages - 0.1%
Davide Campari-Milano NV	17,609	124,903
NETHERLANDS - 0.6%
Communication Services - 0.1%
Entertainment - 0.1%
Universal Music Group NV	7,631	187,093
Health Care - 0.1%
Biotechnology - 0.1%
Argenx SE ADR (c)	107	89,933
Information Technology - 0.4%
Semiconductors & Semiconductor Equipment - 0.4%
ASML Holding NV depository receipt	221	314,483
BE Semiconductor Industries NV	1,457	284,101
TOTAL INFORMATION TECHNOLOGY		598,584
TOTAL NETHERLANDS		875,610
SPAIN - 0.0%
Communication Services - 0.0%
Diversified Telecommunication Services - 0.0%
Cellnex Telecom SA (f)(g)	3,560	110,111
SWEDEN - 0.2%
Industrials - 0.2%
Machinery - 0.2%
Atlas Copco AB A Shares	13,000	268,089
TAIWAN - 0.8%
Information Technology - 0.8%
Semiconductors & Semiconductor Equipment - 0.8%
Taiwan Semiconductor Manufacturing Co Ltd ADR	3,183	1,052,172
UNITED KINGDOM - 1.1%
Consumer Staples - 0.8%
Beverages - 0.1%
Diageo PLC ADR	2,025	187,920
Tobacco - 0.7%
British American Tobacco PLC ADR	15,369	932,591
TOTAL CONSUMER STAPLES		1,120,511
Financials - 0.0%
Capital Markets - 0.0%
3i Group PLC	896	41,161
Industrials - 0.3%
Aerospace & Defense - 0.3%
Rolls-Royce Holdings PLC	22,681	379,158
TOTAL UNITED KINGDOM		1,540,830
UNITED STATES - 89.0%
Communication Services - 10.8%
Diversified Telecommunication Services - 0.7%
Comcast Corp Class A	32,361	962,740
Entertainment - 0.5%
Netflix Inc (c)	3,100	258,819
Walt Disney Co/The	3,765	424,692
		683,511
Interactive Media & Services - 9.6%
Alphabet Inc Class A	14,342	4,847,596
Alphabet Inc Class C	11,960	4,048,819
Meta Platforms Inc Class A	6,078	4,354,887
		13,251,302
Media - 0.0%
Versant Media Group Inc Class A	1,294	42,158
TOTAL COMMUNICATION SERVICES		14,939,711
Consumer Discretionary - 4.7%
Broadline Retail - 2.0%
Amazon.com Inc (c)	11,591	2,773,727
Hotels, Restaurants & Leisure - 0.8%
Booking Holdings Inc	40	200,074
Cava Group Inc (b)(c)	1,200	72,744
Chipotle Mexican Grill Inc (c)	1,600	62,192
Domino's Pizza Inc	410	168,235
Marriott International Inc/MD Class A1	727	229,223
Starbucks Corp	2,363	217,278
Wingstop Inc	505	134,042
		1,083,788
Household Durables - 0.6%
DR Horton Inc	800	119,072
Somnigroup International Inc	6,111	536,851
Whirlpool Corp	1,813	145,022
		800,945
Specialty Retail - 1.2%
Home Depot Inc/The	1,310	490,713
Lowe's Cos Inc	3,777	1,008,686
RH (c)	624	124,069
		1,623,468
Textiles, Apparel & Luxury Goods - 0.1%
Lululemon Athletica Inc (c)	92	16,054
NIKE Inc Class B	2,986	184,565
		200,619
TOTAL CONSUMER DISCRETIONARY		6,482,547
Consumer Staples - 3.9%
Beverages - 1.4%
Brown-Forman Corp Class B (b)	9,891	270,717
Coca-Cola Co/The	10,531	787,824
Keurig Dr Pepper Inc	31,605	867,241
		1,925,782
Consumer Staples Distribution & Retail - 0.8%
Sprouts Farmers Market Inc (c)	4,400	312,004
Sysco Corp	2,567	215,243
Target Corp	3,846	405,638
US Foods Holding Corp (c)	1,921	160,634
		1,093,519
Food Products - 0.2%
Lamb Weston Holdings Inc	2,500	114,825
Mondelez International Inc	1,900	111,093
		225,918
Household Products - 0.0%
Procter & Gamble Co/The	1,300	197,301
Personal Care Products - 1.0%
Estee Lauder Cos Inc/The Class A	2,502	288,431
Kenvue Inc	59,351	1,032,707
		1,321,138
Tobacco - 0.5%
Philip Morris International Inc	3,621	649,752
TOTAL CONSUMER STAPLES		5,413,410
Energy - 6.8%
Oil, Gas & Consumable Fuels - 6.8%
Chevron Corp	2,130	376,797
ConocoPhillips	6,455	672,805
Exxon Mobil Corp	37,411	5,289,916
Murphy Oil Corp	12,300	370,107
Shell PLC ADR	34,916	2,689,579
TOTAL ENERGY		9,399,204
Financials - 12.6%
Banks - 8.3%
Bank of America Corp	57,112	3,038,358
M&T Bank Corp	2,217	491,221
PNC Financial Services Group Inc/The	5,137	1,147,092
Truist Financial Corp	6,412	329,705
Wells Fargo & Co	72,147	6,528,583
		11,534,959
Capital Markets - 1.6%
Blue Owl Capital Inc Class A	24,200	330,088
Charles Schwab Corp/The	1,851	192,356
Intercontinental Exchange Inc	1,700	295,426
KKR & Co Inc Class A	6,643	759,029
Moody's Corp	229	118,063
MSCI Inc	35	21,323
Northern Trust Corp	2,723	406,898
Raymond James Financial Inc	518	85,915
		2,209,098
Financial Services - 1.9%
Apollo Global Management Inc	1,862	250,513
Corpay Inc (c)	288	90,613
Mastercard Inc Class A	1,029	554,415
PayPal Holdings Inc	1,395	73,503
Visa Inc Class A	5,194	1,671,585
		2,640,629
Insurance - 0.8%
Arthur J Gallagher & Co	1,766	440,387
Brown & Brown Inc	7,228	521,139
Chubb Ltd	353	109,275
		1,070,801
TOTAL FINANCIALS		17,455,487
Health Care - 8.1%
Biotechnology - 0.4%
Alnylam Pharmaceuticals Inc (c)	658	222,443
Biogen Inc (c)	400	71,956
Gilead Sciences Inc	581	82,473
Nuvalent Inc Class A (c)	900	92,601
Vaxcyte Inc (c)	1,838	98,462
		567,935
Health Care Equipment & Supplies - 2.2%
Abbott Laboratories	2,507	274,015
Alcon AG (United States) (b)	5,300	429,194
Baxter International Inc	32,100	644,247
Becton Dickinson & Co	586	119,239
Boston Scientific Corp (c)	12,958	1,211,962
Masimo Corp (c)	1,773	243,486
Medline Inc Class A	300	13,260
Solventum Corp (c)	742	57,112
		2,992,515
Health Care Providers & Services - 2.3%
Cardinal Health Inc	1,192	256,137
Cigna Group/The	2,421	663,620
Humana Inc	1,648	321,690
McKesson Corp	589	489,583
Molina Healthcare Inc (c)	505	90,692
UnitedHealth Group Inc	4,587	1,316,148
		3,137,870
Life Sciences Tools & Services - 0.9%
Bruker Corp	10,035	444,450
Danaher Corp	1,780	389,624
Thermo Fisher Scientific Inc	749	433,379
		1,267,453
Pharmaceuticals - 2.3%
Eli Lilly & Co (d)	647	671,036
GSK PLC ADR	22,505	1,161,259
Haleon PLC ADR	75,056	785,836
Johnson & Johnson	1,803	409,732
Merck & Co Inc	2,046	225,612
		3,253,475
TOTAL HEALTH CARE		11,219,248
Industrials - 17.8%
Aerospace & Defense - 10.1%
Boeing Co (c)	29,812	6,967,662
GE Aerospace	19,746	6,057,875
General Dynamics Corp	919	322,652
Howmet Aerospace Inc	330	68,666
Huntington Ingalls Industries Inc (d)	1,157	486,530
RTX Corp	37	7,434
Textron Inc	1,000	88,060
		13,998,879
Air Freight & Logistics - 1.0%
United Parcel Service Inc Class B	13,646	1,449,478
Building Products - 0.4%
A O Smith Corp	6,300	462,987
AAON Inc	500	45,530
Trex Co Inc (c)	1,300	53,846
		562,363
Commercial Services & Supplies - 0.0%
Veralto Corp	446	44,144
Electrical Equipment - 4.7%
Emerson Electric Co	600	88,176
GE Vernova Inc (d)	7,941	5,768,104
Hubbell Inc	374	182,490
Vertiv Holdings Co Class A	2,849	530,427
		6,569,197
Ground Transportation - 0.1%
Knight-Swift Transportation Holdings Inc	2,307	127,116
Machinery - 1.1%
Allison Transmission Holdings Inc	758	82,395
Cummins Inc	380	219,952
Deere & Co	299	157,872
Donaldson Co Inc	1,270	129,464
Nordson Corp	248	68,083
Otis Worldwide Corp	2,021	172,634
Stanley Black & Decker Inc	683	53,724
Westinghouse Air Brake Technologies Corp	2,572	591,920
		1,476,044
Professional Services - 0.3%
Equifax Inc	900	181,260
TransUnion	2,200	173,844
		355,104
Trading Companies & Distributors - 0.1%
Watsco Inc	313	120,959
TOTAL INDUSTRIALS		24,703,284
Information Technology - 22.2%
IT Services - 0.0%
Gartner Inc (c)	155	32,489
Semiconductors & Semiconductor Equipment - 12.3%
Applied Materials Inc	895	288,476
Broadcom Inc	9,661	3,200,689
Lam Research Corp	2,388	557,502
Marvell Technology Inc	7,468	589,375
Micron Technology Inc (d)	3,591	1,489,834
NVIDIA Corp	56,506	10,799,993
Teradyne Inc	406	97,866
		17,023,735
Software - 6.2%
Adobe Inc (c)	1,417	415,535
Autodesk Inc (c)	925	233,905
Intuit Inc	271	135,207
Microsoft Corp	17,214	7,407,013
Oracle Corp	600	98,748
Salesforce Inc	400	84,916
Synopsys Inc (c)	350	162,790
		8,538,114
Technology Hardware, Storage & Peripherals - 3.7%
Apple Inc	14,391	3,734,177
GPGI Inc (e)	30,058	708,467
GPGI Inc Class A (c)	4,600	108,422
Seagate Technology Holdings PLC	200	81,538
Western Digital Corp	1,860	465,428
		5,098,032
TOTAL INFORMATION TECHNOLOGY		30,692,370
Materials - 0.8%
Chemicals - 0.5%
Air Products and Chemicals Inc	456	124,260
Dow Inc	2,024	55,761
LyondellBasell Industries NV Class A1	2,787	136,563
Mosaic Co/The	14,712	404,581
Sherwin-Williams Co/The	107	37,946
		759,111
Construction Materials - 0.3%
James Hardie Industries PLC (c)	15,600	358,644
TOTAL MATERIALS		1,117,755
Real Estate - 0.5%
Industrial REITs - 0.0%
Terreno Realty Corp	1,048	64,493
Real Estate Management & Development - 0.3%
Compass Inc Class A (c)	31,600	395,632
Residential REITs - 0.0%
Sun Communities Inc	802	102,198
Specialized REITs - 0.2%
American Tower Corp	1,216	218,005
Equinix Inc	28	22,986
		240,991
TOTAL REAL ESTATE		803,314
Utilities - 0.8%
Electric Utilities - 0.7%
Duke Energy Corp	298	36,162
Edison International	1,165	72,556
Entergy Corp	966	92,630
PG&E Corp	2,328	35,898
Southern Co/The	7,674	685,366
		922,612
Independent Power and Renewable Electricity Producers - 0.0%
Vistra Corp	575	91,051
Multi-Utilities - 0.1%
Sempra	1,048	91,186
TOTAL UTILITIES		1,104,849
TOTAL UNITED STATES		123,331,179
ZAMBIA - 0.9%
Materials - 0.9%
Metals & Mining - 0.9%
First Quantum Minerals Ltd (c)	44,974	1,271,288
TOTAL COMMON STOCKS (Cost $91,974,777)		134,190,058

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
UNITED STATES - 0.2%
Health Care - 0.1%
Life Sciences Tools & Services - 0.1%
Bruker Corp 6.375% Series A	450	155,565
Information Technology - 0.1%
Software - 0.1%
Anthropic PBC Series G (e)(h)	400	103,655
TOTAL UNITED STATES		259,220
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $216,694)		259,220

U.S. Treasury Obligations - 0.2%
	Yield (%) (i)	Principal Amount (a)	Value ($)
US Treasury Bills 0% 2/26/2026 (d) (Cost $249,368)	3.67	250,000	249,396

Money Market Funds - 5.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (j)	3.70	5,667,924	5,669,058
Fidelity Securities Lending Cash Central Fund (j)(k)	3.70	1,689,876	1,690,045
TOTAL MONEY MARKET FUNDS (Cost $7,359,103)			7,359,103

TOTAL INVESTMENT IN SECURITIES - 102.5% (Cost $99,799,942)	142,057,777
NET OTHER ASSETS (LIABILITIES) - (2.5)%	(3,492,267)
NET ASSETS - 100.0%	138,565,510

Written Options
	Counterparty	Number of Contracts	Notional Amount ($)	Exercise Price ($)	Expiration Date	Value ($)
Call Options
Eli Lilly & Co	Chicago Board Options Exchange	1	103,715	1,130.00	2/2026	(1,330)
GE Vernova Inc	Chicago Board Options Exchange	3	217,911	800.00	4/2026	(10,875)
GE Vernova Inc	Chicago Board Options Exchange	3	217,911	750.00	2/2026	(6,525)
GE Vernova Inc	Chicago Board Options Exchange	3	217,911	700.00	2/2026	(14,130)
GE Vernova Inc	Chicago Board Options Exchange	3	217,911	740.00	2/2026	(7,605)
GE Vernova Inc	Chicago Board Options Exchange	3	217,911	780.00	3/2026	(8,535)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	1	42,051	450.00	2/2026	(910)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	1	42,051	410.00	3/2026	(2,990)
Huntington Ingalls Industries Inc	Chicago Board Options Exchange	1	42,051	450.00	3/2026	(1,370)
Micron Technology Inc	Chicago Board Options Exchange	3	124,464	360.00	3/2026	(23,513)
Micron Technology Inc	Chicago Board Options Exchange	3	124,464	370.00	3/2026	(21,518)
Micron Technology Inc	Chicago Board Options Exchange	3	124,464	390.00	3/2026	(18,000)

						(117,301)
Put Options
GE Vernova Inc	Chicago Board Options Exchange	5	363,185	480.00	2/2026	(125)

						(125)
TOTAL WRITTEN OPTIONS						(117,426)

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)	Security or a portion of the security is on loan at period end.
(c)	Non-income producing.
(d)	Security or a portion of the security is pledged as collateral for options written. At period end, the value of securities pledged amounted to $1,737,706.
(e)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $812,122 or 0.6% of net assets.

(f)
Security exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $110,111 or 0.1% of net assets.

(g)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $110,111 or 0.1% of net assets.

(h)	Level 3 security.
(i)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(j)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(k)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Anthropic PBC Series G	1/27/2026	103,654

GPGI Inc	11/3/2025	556,073

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	640,120	36,151,333	31,122,384	185,090	(11)	-	5,669,058	5,667,924	0.0%
Fidelity Securities Lending Cash Central Fund	93,425	7,030,017	5,433,492	2,305	95	-	1,690,045	1,689,876	0.0%
Total	733,545	43,181,350	36,555,876	187,395	84	-	7,359,103

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-traded options are valued using the last sale price or, in the absence of a sale, the last offering price and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used exchange-traded options to manage its exposure to the stock market.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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